Derivative Financial Instruments (Tables)	6 Months Ended
Sep. 30, 2012
Summary Of Notional Amounts Of Derivative Contracts

	Notional amounts(1)
	March 31, 2012	September 30, 2012
	(in trillions)
Interest rate contracts	¥933.5	¥891.9
Foreign exchange contracts	128.0	129.8
Equity contracts	2.4	2.3
Commodity contracts	1.8	1.9
Credit derivatives	6.5	6.9
Others	1.2	1.6

Total	¥1,073.4	¥1,034.4

Note:	(1)	Includes both written and purchased position.

Summary Of Fair Value Information On Derivative Instruments Recorded On Condensed Consolidated Balance Sheet

	Fair value of derivative instruments
	March 31, 2012(1)(5)			September 30, 2012(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥9,064	¥—	¥9,064	¥10,368	¥2	¥10,370
Foreign exchange contracts	2,259	—	2,259	1,978	—	1,978
Equity contracts	58	—	58	50	—	50
Commodity contracts	122	—	122	93	—	93
Credit derivatives	55	—	55	100	—	100

Total derivative assets	¥11,558	¥—	¥11,558	¥12,589	¥2	¥12,591

Derivative liabilities:
Interest rate contracts	¥9,062	¥1	¥9,063	¥10,383	¥—	¥10,383
Foreign exchange contracts	2,458	—	2,458	1,780	—	1,780
Equity contracts	124	—	124	82	—	82
Commodity contracts	99	—	99	76	—	76
Credit derivatives	50	—	50	104	—	104
Others(6)	(83)	—	(83)	(86)	—	(86)

Total derivative liabilities	¥11,710	¥1	¥11,711	¥12,339	¥—	¥12,339

Notes:	(1)

The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.

(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC. The derivative instruments which are designated as a hedging instrument are presented in Other assets or Other liabilities.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 16.
(6)	Others include bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.

Schedule Of Gains And Losses For Trading And Risk Management Derivatives (Not Designated As Hedging Instruments)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	Foreign exchange gains—net	Trading account profits (losses)—net	Total
	(in billions)
Six months ended September 30, 2011:
Interest rate contracts	¥—	¥90	¥90
Foreign exchange contracts	46	—	46
Equity contracts	—	46	46
Commodity contracts	—	13	13
Credit derivatives	—	8	8
Others	—	(12)	(12)

Total	¥46	¥145	¥191

Six months ended September 30, 2012:
Interest rate contracts	¥—	¥30	¥30
Foreign exchange contracts	99	—	99
Equity contracts	—	67	67
Commodity contracts	—	4	4
Credit derivatives	—	(10)	(10)
Others	—	3	3

Total	¥99	¥94	¥193

Schedule Of Gains And Losses For Derivatives Designated As Cash Flow Hedges

	Gains and losses for derivatives designated as cash flow hedges
	The amount of gains (losses) recognized in Accumulated OCI on derivative instruments (Effective portion)	Gains (Losses) reclassified from Accumulated OCI (Effective portion)		Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
		Classification	Amount	Classification	Amount
	(in billions)
Six months ended September 30, 2011:
Interest rate contracts	¥(1)	Interest income	¥—		¥—

Total	¥(1)		¥—		¥—

Six months ended September 30, 2012:
Interest rate contracts	¥3	Interest income	¥—		¥—

Total	¥3		¥—		¥—

Summary Of Protection Sold Through Credit Default Swaps And Credit-Linked Notes

	Protection sold
	Maximum potential/Notional amount by expiration period				Estimated fair value
At March 31, 2012:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥738,815	¥1,496,719	¥130,926	¥2,366,460	¥2,389
Non-investment grade	111,916	122,896	1,503	236,315	4,205
Not rated	15,692	10,390	—	26,082	(19)

Total	866,423	1,630,005	132,429	2,628,857	6,575

Index and basket credit default swaps held by BTMU:
Investment grade(2)	17,129	119,132	44,238	180,499	772
Non-investment grade	35,413	940	—	36,353	45
Not rated	7,824	—	—	7,824	(68)

Total	60,366	120,072	44,238	224,676	749
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	51,600	358,506	4,000	414,106	(4,025)
Non-investment grade	5,950	10,082	—	16,032	(161)
Not rated	—	12,251	—	12,251	838

Total	57,550	380,839	4,000	442,389	(3,348)

Total index and basket credit default swaps sold	117,916	500,911	48,238	667,065	(2,599)

Total credit default swaps sold	¥984,339	¥2,130,916	¥180,667	¥3,295,922	¥3,976

Credit-linked notes(3)	¥15,000	¥12,109	¥13,997	¥41,106	¥(32,514)

	Protection sold
	Maximum potential/Notional amount by expiration period				Estimated fair value
At September 30, 2012:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥693,523	¥1,579,857	¥156,918	¥2,430,298	¥38,576
Non-investment grade	133,174	128,486	11,428	273,088	19,146
Not rated	9,174	5,456	—	14,630	(35)

Total	835,871	1,713,799	168,346	2,718,016	57,687

Index and basket credit default swaps held by BTMU:
Investment grade(2)	17,901	62,918	171,316	252,135	4,043
Non-investment grade	29,671	940	—	30,611	(10)
Not rated	7,062	—	—	7,062	(23)

Total	54,634	63,858	171,316	289,808	4,010
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	25,599	432,427	19,000	477,026	4,634
Non-investment grade	2,163	12,053	—	14,216	51
Not rated	—	13,496	—	13,496	823

Total	27,762	457,976	19,000	504,738	5,508

Total index and basket credit default swaps sold	82,396	521,834	190,316	794,546	9,518

Total credit default swaps sold	¥918,267	¥2,235,633	¥358,662	¥3,512,562	¥67,205

Credit-linked notes(3)	¥22,500	¥1,242	¥4,021	¥27,763	¥(26,308)

Notes:	(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
	(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
	(3)	Fair value amounts shown represent the fair value of the hybrid instruments.